Goodwill and Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 0
Number Of Operating Segments | Segment	2	2
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Non-Cash Impairment Charge		$ 58,300,000
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 0	$ 4,800,000